INCOME TAX (Tables)	12 Months Ended
Jun. 30, 2025
INCOME TAX
Schedule of income tax benefit (provision)

	June 30, 2025	June 30, 2024
Current Tax:
Federal	$—	$—
State	1,556	3,170
Total current	1,556	3,170

Deferred Tax:
Federal	(209,219)	(546,276)
State	(51,718)	(26,630)
Total deferred	(260,937)	(572,906)

Total benefit on income taxes	$(259,381)	$(569,736)

Schedule of federal income tax rate to the company's effective tax rate

	June 30, 2025	Rate
Tax at Statutory rate (21%)	$1,153,091	21.00%

Permanent Differences:
Change in fair value of warrant liability	$(38,765)	(0.71)%
Meals	2,836	0.05%
Entertainment	34	0.00%
Chane in fair value of convertible note	(837,981)	(15.26)%
Change in fair value of Long-Term and Short-Term Investor Notes	(2,597,515)	(47.31)%
Change in fair value of Earnout Liability	(195,090)	(3.55)%
Change in fair value of Subscription Agreement	13,503	0.25%
Change in fair value of Stock Payable	(48,887)	(0.89)%
Change in fair value of Tau Agreement	85,597	1.56%
Change in fair value of Tau commitment fee	(10,536)	(0.19)%
Change in fair value of WDCO sellers convertible note	(10,363)	(0.19)%
Change in fair value of WDCO Share payable	176,353	3.21%
Change in statutory rate	13,123	0.24%
Return To Provision	(1,477,734)	(26.91)%
State Tax – Net of Federal Benefit	(400,312)	(7.29)%
State Minimum Tax – Net of Federal Benefit	1,229	0.02%
Chang in Valuation Allowance – State	441,782	8.05%
Chang in Valuation Allowance - Federal	1,752,730	31.92%
Net adjustments - Federal	181,158	3.30%
–Goodwill intangible DTA recognized as part of acquisition	1,536,366	27.98%
Income tax benefit	$(259,381)	(4.72)%

	June 30, 2024	Rate
Tax at Statutory rate (21%)	$(25,376,496)	21.00%

Permanent Differences:
Change in fair value of NRA liability	$34,571	(0.03)%
Meals	1,769	0.00%
Entertainment	161	0.00%
Nondeductible transaction costs	1,891,691	(1.57)%
Change in fair value of Long-Term and Short-Term Investor Notes	2,353,692	(1.95)%
Change in fair value of Secured Convertible Note	753,039	(0.62)%
Change in fair value of Earnout Liability	280,350	(0.23)%
Change in fair value of Subscription Agreement	8,147	(0.01)%
Change in fair value of Stock Payable	(206,865)	0.17%
Loss on AtlasClear acquisition	18,142,481	(15.01)%
Stock Compensation Expense	307,157	(0.25)%
Extinguishment of Accrued Liabilities	(184,689)	0.15%
Change in fair value of WDCO Share payable	683,941	(0.57)%
Return To Provision	(477,461)	0.40%
State Tax – Net of Federal Benefit	(220,234)	0.18%
State Minimum Tax – Net of Federal Benefit	2,504	0.00%
Chang in Valuation Allowance – State	499,331	(0.41)%
Chang in Valuation Allowance - Federal	937,175	(0.78)%
Income tax benefit	$(569,736)	0.47%

Schedule of net deferred tax assets (liability)

	June 30, 2025	June 30, 2024
Deferred Tax Assets:
Fixed Assets	$3,881	$261
Business Combination Expenses	533,602	530,560
IRC Sec. 195 Start-Up Costs	896,917	956,768
Allowance for Bad Debt	102,733	3,820
Accrued Contingent Liability	25,611	25,465
Lease Liability (ASC 842)	46,799	84,602
IRC Sec. 1231 Losses	1,775	1,774
Net Operating Loss	3,612,862	1,361,541
Total Deferred Tax Asset	5,224,180	2,964,791

Deferred Tax Liabilities:
Intangible Assets	3,312,054	5,167,729
ROU Lease Asset (ASC 842)	45,912	83,102
State Tax - Current	526	526
State Tax - Deferred	89,732	110,452
Total Deferred Tax Liability	3,448,224	5,361,809
Net Deferred Tax Asset/(Liability) before Valuation allowance	1,775,956	(2,397,018)
Valuation Allowance	(5,043,381)	(2,848,868)
Net Deferred Tax Asset/(Liability)	$(3,267,425)	$(5,245,886)